Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per common share, diluted	$ (0.04)	$ (0.06)	$ (0.13)	$ (0.12)	$ (0.26)	$ (0.10)
Weighted average number of common shares outstanding, diluted	105,401,858	29,520,454	72,516,279	29,520,454	30,680,204	26,819,946